Income Tax Expense - Additional information (Detail)		12 Months Ended
	Dec. 04, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Corporate tax rate		20.00%	22.00%	22.00%	22.00%	20.00%
Allowed Percentage deduction of research and development expenses			100.00%
Dividend payments, withholding tax			15.00%
Percentage of the profits arising from sale of affiliate shares, founders' shares, redeemed shares and preemptive rightsheld by entities for corporate tax exception.			75.00%
Tax exception minimum withhold period from sale of affiliate shares, founders' shares, redeemed shares and preemptive rights			2 years
Percentage of profits arising from sale of immovable properties included in assets entities for corporate tax exception	75.00%		50.00%
Tax exception minimum withhold period from sale of immovable properties			2 years
Minimum term for profits recorded under passive fund account without withdrawal for tax exception			5 years